OPERATING SEGMENTS - Revenue by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 7,862.0	$ 7,515.5
Adjusted EBITDA	2,250.5	2,003.7
Solid Waste
Disclosure of operating segments [line items]
Revenue	6,138.8	5,825.4
Adjusted EBITDA	2,020.3	1,789.3
Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	1,940.4	1,774.4
Adjusted EBITDA	578.6	489.3
Amount of reclassifications or changes in presentation		(44.8)
Amount of reclassifications or changes in presentation in EBITDA		(10.0)
Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	4,198.4	4,051.0
Adjusted EBITDA	1,441.7	1,300.0
Amount of reclassifications or changes in presentation		182.4
Amount of reclassifications or changes in presentation in EBITDA		65.9
Environmental Services
Disclosure of operating segments [line items]
Revenue	1,723.2	1,690.1
Adjusted EBITDA	490.9	458.7
Amount of reclassifications or changes in presentation		227.2
Amount of reclassifications or changes in presentation in EBITDA		75.9
Gross Revenue
Disclosure of operating segments [line items]
Revenue	8,893.4	8,462.0
Gross Revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	6,983.4	6,609.9
Gross Revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	2,215.7	2,039.7
Amount of reclassifications or changes in presentation		45.3
Gross Revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	4,767.7	4,570.2
Amount of reclassifications or changes in presentation		186.2
Gross Revenue | Environmental Services
Disclosure of operating segments [line items]
Revenue	1,910.0	1,852.1
Amount of reclassifications or changes in presentation		231.5
Intercompany Revenue
Disclosure of operating segments [line items]
Revenue	(1,031.4)	(946.5)
Intercompany Revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	(844.6)	(784.5)
Intercompany Revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	(275.3)	(265.3)
Amount of reclassifications or changes in presentation		0.5
Intercompany Revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	(569.3)	(519.2)
Amount of reclassifications or changes in presentation		3.8
Intercompany Revenue | Environmental Services
Disclosure of operating segments [line items]
Revenue	(186.8)	(162.0)
Amount of reclassifications or changes in presentation		(4.3)
Corporate
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Adjusted EBITDA	$ (260.7)	$ (244.3)